Events After Reporting Date - Disclosure Of Shares Sold Pursuant To Share Purchase Agreement (Detail) - USD ($)											12 Months Ended
	Feb. 13, 2020	Feb. 06, 2020	Jan. 23, 2020	Jan. 18, 2020	Jan. 17, 2020	Jan. 10, 2020	Jan. 08, 2020	Jan. 06, 2020	Jan. 03, 2020	Dec. 23, 2019	Dec. 31, 2019	Aug. 29, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued													21,675,849	12,686,723
Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued				4,408,048						973,000	7,784,444	1,777,325
Issue of equity				$ 2,071,930						$ 423,440	$ 5,304,531
January 3, 2020 [Member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued									500,000
Issue of equity									$ 219,600
January 6, 2020 [Member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued								500,000
Issue of equity								$ 229,300
January 8, 2020 [Member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued							400,000
Issue of equity							$ 195,160
January 10, 2020 [Member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued						500,000
Issue of equity						$ 247,550
January 17, 2020 [Member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued					600,000
Issue of equity					$ 303,000
January 23, 2020 [Member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued			600,000
Issue of equity			$ 295,320
February 6, 2020 [Member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued		600,000
Issue of equity		$ 282,000
February 13, 2020 [Member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued	708,048
Issue of equity	$ 300,000
August 30, 2019 [member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued											2,417,162
Issue of equity											$ 3,000,000
November 8, 2019, One [member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued											100,000
Issue of equity											$ 42,560
November 8, 2019, Two [member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued											100,000
Issue of equity											$ 42,560
November 12, 2019, One [member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued											100,000
Issue of equity											$ 42,970
November 12, 2019,Two [member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued											100,000
Issue of equity											$ 42,000
November 13, 2019 [member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued											100,000
Issue of equity											$ 42,970
November 14, 2019 [member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued											300,000
Issue of equity											$ 128,910
November 15, 2019 [member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued											2,500,000
Issue of equity											$ 1,074,250
November 19, 2019 [member] | Events After Reporting Period [member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common stock shares issued											2,067,282
Issue of equity											$ 888,311